Discontinued Operations and Assets Held for Sale - Schedule of Assets and Liabilities Held for Sale (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Feb. 26, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Assets Held for Sale
Total assets held for sale						$ 84,723
Liabilities Held for Sale
Total liabilities held for sale						41,505
Net cash from discontinued operations provided by (used in):
Operating activities				20,156	$ 41,143
Investing activities				114,032	(1,076)
Financing activities				(142,715)	(39,383)
Effect of foreign currency on cash				502	602
Net (decrease) increase in cash and cash equivalents				(8,025)	1,286
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Assets Held for Sale
Cash and cash equivalents						1,324
Accounts receivable, net						3,698
Prepaid expenses and other assets						6,131
Operating lease right-of-use assets						21,639
Property and equipment, net						22,870
Goodwill						17,141
Other intangible assets, net						11,920
Total assets held for sale						84,723
Liabilities Held for Sale
Accounts payable						1,410
Operating lease liabilities						24,896
Notes payable						1,909
Total liabilities held for sale						41,505
Other income (expense):
Gain on disposal of discontinued operations				66,795
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Wealth Management [Member]
Assets Held for Sale
Cash and cash equivalents
Accounts receivable, net
Prepaid expenses and other assets						3,704
Operating lease right-of-use assets						512
Property and equipment, net						71
Goodwill						13,861
Other intangible assets, net						2,678
Total assets held for sale						20,826
Liabilities Held for Sale
Accounts payable
Operating lease liabilities						525
Notes payable
Total liabilities held for sale						525
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Atlantic Coast Recycling [Member]
Assets Held for Sale
Cash and cash equivalents						1,324
Accounts receivable, net						3,698
Prepaid expenses and other assets						2,427
Operating lease right-of-use assets						21,127
Property and equipment, net						22,799
Goodwill						3,280
Other intangible assets, net						9,242
Total assets held for sale						63,897
Liabilities Held for Sale
Accounts payable						1,410
Operating lease liabilities						24,371
Notes payable						1,909
Total liabilities held for sale						40,980
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Liabilities Held for Sale
Accounts payable						1,410
Accrued expenses and other liabilities						13,290
Operating lease liabilities						24,896
Notes payable						1,909
Total liabilities held for sale						41,505
Revenues:
Total revenues			$ 68,575		167,497
Other income (expense):
Direct cost of services			13,732		18,060
Cost of goods sold			6,558		14,306
Selling, general and administrative expenses			31,868		93,920
Total operating expenses			52,158		126,286
Operating income			16,417		41,211
Interest income			8		21
Dividend income			8,899		26,459
Realized and unrealized losses on investments			(113,234)		(108,304)
Loss on sale and deconsolidation of businesses			(39,500)		(39,500)
Gain on disposal of discontinued operations					(163)
Interest expense			(9,531)		(27,883)
(Loss) income from discontinued operations before income taxes			(136,941)		(108,159)
Benefit from (provision for) income taxes			(46)		(111)
(Loss) income from discontinued operations, net of income taxes			(136,987)		(108,270)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Wealth Management [Member]
Liabilities Held for Sale
Accounts payable
Accrued expenses and other liabilities
Operating lease liabilities						525
Notes payable
Total liabilities held for sale						525
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Atlantic Coast Recycling [Member]
Liabilities Held for Sale
Accounts payable						1,410
Accrued expenses and other liabilities						13,290
Operating lease liabilities						24,371
Notes payable						1,909
Total liabilities held for sale						40,980
Other income (expense):
Interest expense	$ (22,610)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | GlassRatner & Farber [Member]
Assets Held for Sale
Cash and cash equivalents						8,025
Accounts receivable, net						19,704
Prepaid expenses and other assets		2,221		2,221		9,222
Operating lease right-of-use assets						2,258
Property and equipment, net						275
Goodwill						30,450
Other intangible assets, net						439
Total assets		2,221		2,221		70,373
Liabilities Held for Sale
Accounts payable						1,326
Accrued expenses and other liabilities		830		830		14,359
Deferred revenue						5
Contingent consideration						3,092
Operating lease liabilities						2,539
Total liabilities		830		830		$ 21,321
Revenues:
Total revenues			23,941		69,383
Other income (expense):
Direct cost of services
Cost of goods sold
Selling, general and administrative expenses			17,630	34,205	53,568
Total operating expenses			17,630		53,568
Operating income			6,311	6,370	15,815
Interest income			6	7	17
Dividend income
Realized and unrealized losses on investments
Loss on sale and deconsolidation of businesses
Gain on disposal of discontinued operations				66,795	(163)
Interest expense		$ (1,866)		(1,866)
(Loss) income from discontinued operations before income taxes			6,317	71,306	15,669
Benefit from (provision for) income taxes			(112)	(465)	(112)
(Loss) income from discontinued operations, net of income taxes			6,205	70,841	15,557
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Brands Transaction [Member]
Revenues:
Total revenues			4,136		13,675
Other income (expense):
Direct cost of services
Cost of goods sold
Selling, general and administrative expenses			950		2,832
Total operating expenses			950		2,832
Operating income			3,186		10,843
Interest income
Dividend income			8,899		26,459
Realized and unrealized losses on investments			(113,234)		(108,304)
Loss on sale and deconsolidation of businesses			(39,500)		(39,500)
Gain on disposal of discontinued operations
Interest expense			(690)		(2,102)
(Loss) income from discontinued operations before income taxes			(141,339)		(112,604)
Benefit from (provision for) income taxes			65
(Loss) income from discontinued operations, net of income taxes			(141,274)		(112,604)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Great American Group [Member]
Revenues:
Total revenues			40,498		84,439
Other income (expense):
Direct cost of services			13,732		18,060
Cost of goods sold			6,558		14,306
Selling, general and administrative expenses			13,288		37,520
Total operating expenses			33,578		69,886
Operating income			6,920		14,553
Interest income			2		4
Dividend income
Realized and unrealized losses on investments
Loss on sale and deconsolidation of businesses
Gain on disposal of discontinued operations
Interest expense			(8,841)		(25,781)
(Loss) income from discontinued operations before income taxes			(1,919)		(11,224)
Benefit from (provision for) income taxes			1		1
(Loss) income from discontinued operations, net of income taxes			(1,918)		(11,223)
Service And Fee Revenues [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Revenues:
Total revenues			61,682		150,020
Service And Fee Revenues [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | GlassRatner & Farber [Member]
Revenues:
Total revenues			23,941	$ 40,575	69,383
Service And Fee Revenues [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Brands Transaction [Member]
Revenues:
Total revenues			4,136		13,675
Service And Fee Revenues [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Great American Group [Member]
Revenues:
Total revenues			33,605		66,962
Sale of goods [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Revenues:
Total revenues			6,893		17,477
Sale of goods [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | GlassRatner & Farber [Member]
Revenues:
Total revenues
Sale of goods [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Brands Transaction [Member]
Revenues:
Total revenues
Sale of goods [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Great American Group [Member]
Revenues:
Total revenues			$ 6,893		$ 17,477